Summary of the Common Stock Option Activity for Employees, Directors, Officers and Consultants (Detail) - $ / shares	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares Outstanding at Beginning of Period	4,317,543	3,057,542	2,268,927
Shares Granted	600,000	1,300,000	1,000,000
Shares Exercised	0	0	0
Shares Forfeited	(1,110,000)	0	0
Shares Expired		(40,000)	(211,385)
Shares Outstanding at End of Period	3,807,543	4,317,543	3,057,542
Shares Exercisable at May 31, 2015	3,524,209
Weighted AverageExercise Price, Outstanding at Beginning of Period	$ 3.26	$ 1.09	$ 1.27
Weighted AverageExercise Price, Granted	6.74	8.51	1.22
Weighted AverageExercise Price, Exercised	0	0	0
Weighted AverageExercise Price, Forfeited	2.46	0	0
Weighted AverageExercise Price, Expired		7.50	7.52
Weighted AverageExercise Price, Outstanding at End of Period	$ 4.04	$ 3.26	$ 1.09
Expiry term of options			7 years 7 months 24 days
Weighted AverageRemaining ContractualTerm (Years), Granted	5 years	5 years 9 months 29 days	10 years
Weighted AverageRemaining ContractualTerm (Years), Exercised
Weighted AverageRemaining ContractualTerm (Years), Forfeited
Weighted AverageRemaining ContractualTerm (Years), Expired
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	5 years 9 months 4 days	6 years 8 months 1 day	8 years 29 days